FINANCE LEASES - Changes in Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	$ 168,708	$ 7,435
Repayments	(44,368)	(5,650)
Impact of modification of operating leases		166,923
Additions	17,500
Interest expense on obligations under finance lease	9,365
Ending balance	151,205	168,708
Current portion	23,475	17,502
Non-current portion	127,730	151,206
Golden Eclipse [Member]
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	1,785	7,435
Repayments	(1,791)	(5,650)
Impact of modification of operating leases		0
Additions	0
Interest expense on obligations under finance lease	6
Ending balance	0	1,785
Current portion	0
Non-current portion	0
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	166,923	0
Repayments	(42,577)	0
Impact of modification of operating leases		166,923
Additions	17,500
Interest expense on obligations under finance lease	9,359
Ending balance	151,205	$ 166,923
Current portion	23,475
Non-current portion	$ 127,730